SHAREHOLDERS' EQUITY (Significant Fair Value Assumptions) (Details) - $ / shares	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Expected dividends
Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Exercise prices	$ 0.02	$ 0.07
Expected volatilities	105.11%	115.01%
Risk-free interest rates	10.51%	0.79%
Expected terms	1 year 3 months 18 days	3 years
Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Exercise prices	$ 0.17	$ 0.17
Expected volatilities	139.77%	139.28%
Risk-free interest rates	1.68%	2.36%
Expected terms	5 years	10 years